UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedules of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
Common Stocks: 82.9%
Aerospace & Defense: 2.5%
16,685	Boeing Co.	$4,920,573

Banks: 2.5%
45,930	JPMorgan Chase & Co.	4,911,754

Beverages: 2.6%
34,005	Diageo Plc - ADR	4,965,750

Chemicals: 7.6%
91,515	CF Industries Holdings, Inc.	3,893,048
69,930	DowDuPont, Inc.	4,980,415
114,390	RPM International, Inc.	5,996,324
		14,869,787

Commercial Services & Supplies: 1.6%
133,222	Advanced Disposal Services, Inc. [1]	3,189,335

Containers & Packaging: 4.6%
100,525	Berry Plastics Group, Inc. [1]	5,897,802
52,705	Crown Holdings, Inc. [1]	2,964,656
		8,862,458

Diversified Consumer Services: 2.6%
96,960	ServiceMaster Global Holdings, Inc. [1]	4,971,139

Electric Utilities: 3.1%
38,620	NextEra Energy, Inc.	6,032,058

Energy Equipment & Services: 2.5%
101,260	Halliburton Co.	4,948,576

Equity Real Estate Investment Trusts - REITS: 3.5%
61,930	Crown Castle International Corp.	6,874,849

Food & Staples Retailing: 3.7%
227,065	US Foods Holding Corp. [1]	7,250,185

Health Care Equipment & Supplies: 7.2%
58,945	Danaher Corp.	5,471,275
110,445	Hologic, Inc. [1]	4,721,524
15,065	Teleflex, Inc.	3,748,473
		13,941,272

Hotels, Restaurants & Leisure: 1.0%
34,160	Starbucks Corp.	1,961,809

Insurance: 3.1%
41,225	Chubb Ltd.	6,024,209

Internet Software & Services: 8.0%
11,262	Alphabet, Inc. - Class C [1]	11,784,557
22,075	Facebook, Inc. [1]	3,895,354
		15,679,911

Machinery: 3.7%
100,850	Pentair Plc	7,122,027

Media: 2.1%
12,080	Charter Communications, Inc. - Class A [1]	4,058,397

Mortgage Real Estate Investment Trusts - REITS: 1.2%
100,085	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,408,045

Pharmaceuticals: 10.6%
252,435	Bayer AG - ADR	7,848,204
35,080	Johnson & Johnson	4,901,377
93,035	Novartis AG - ADR	7,811,219
		20,560,800

Semiconductors & Semiconductor Equipment: 4.7%
107,320	Intel Corp.	4,953,891
46,845	Microchip Technology, Inc.	4,116,739
		9,070,630

Software: 2.0%
45,990	Microsoft Corp.	3,933,985

Trading Companies & Distributors: 2.5%
102,266	Air Lease Corp.	4,917,972

Total Common Stocks
(Cost $108,065,468)		161,475,521

Partnerships & Trusts: 8.8%
Hotels, Restaurants & Leisure: 2.6%
77,161	Cedar Fair L.P.	5,014,693

Oil, Gas & Consumable Fuels: 6.2%
78,765	Antero Midstream Partners L.P.	2,287,336
371,935	Enterprise Products Partners L.P.	9,859,997
		12,147,333
Total Partnerships & Trusts
(Cost $7,335,300)		17,162,026

Principal Amount
Bonds: 1.0%
Corporate Bonds: 1.0%
Food Products: 1.0%
Tyson Foods, Inc.
$2,000,000	1.891% (3 Month LIBOR USD + 0.450%), 08/21/2020 [2]	2,005,419

Total Corporate Bonds
(Cost $2,001,108)	2,005,419

Total Bonds
(Cost $2,001,108)	2,005,419

Shares
Short-Term Investments: 6.0%
11,696,978	Federated U.S. Treasury Cash Reserves - Class I, 1.043% [3]	11,696,978

Total Short-Term Investments
(Cost $11,696,978)	11,696,978

Total Investments in Securities: 98.7%
(Cost $129,098,854)	192,339,944
Other Assets in Excess of Liabilities: 1.3%	2,465,858
Total Net Assets: 100.0%	$194,805,802

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
REITS -	Real Estate Investment Trusts
USD -	United States Dollar
[1]	Non-income producing security.
[2]	Variable rate security; rate shown is the rate in effect on December 31, 2017.
[3]	Annualized seven-day yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$161,475,521	$–	$–	$161,475,521
Partnerships & Trusts^	17,162,026	–	–	17,162,026
Corporate Bonds^	–	2,005,419	–	2,005,419
Short-Term Investments	11,696,978	–	–	11,696,978
Total Assets:	$190,334,525	$2,005,419	$–	$192,339,944

^See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
Convertible Preferred Stocks: 2.3%
Machinery: 1.1%
390,000	Blue Bird Corp., 7.625% [1]	$67,426,905

Road & Rail: 1.2%
490,000	Daseke, Inc., 7.625% [1,2]	70,315,000

Total Convertible Preferred Stocks
(Cost $88,000,000)		137,741,905

Principal Amount
Bonds: 76.5%
Corporate Bonds: 71.8%
Aerospace & Defense: 2.2%
	ADS Tactical, Inc.
$67,816,000	9.000%, 12/31/2022 [1,2,6]	68,133,243
	Kratos Defense & Security Solutions, Inc.
31,250,000	6.500%, 11/30/2025 [1]	32,539,062
	TransDigm, Inc.
27,738,000	5.500%, 10/15/2020	28,119,398
		128,791,703
Air Freight & Logistics: 1.1%
	XPO Logistics, Inc.
57,000,000	6.500%, 06/15/2022 [1]	59,707,500
2,500,000	6.125%, 09/01/2023 [1]	2,653,125
		62,360,625
Airlines: 1.5%
	Allegiant Travel Co.
66,102,000	5.500%, 07/15/2019	68,167,688
	United Continental Holdings, Inc.
20,000,000	4.250%, 10/01/2022	20,150,000
		88,317,688
Automobiles: 0.1%
	Ford Motor Credit Co. LLC
6,800,000	2.145%, 01/09/2018	6,800,166

Banks: 0.0% ^
	The Huntington National Bank
1,176,000	1.700%, 02/26/2018	1,175,582

Beverages: 1.4%
	Beverages & More, Inc.
60,000,000	11.500%, 06/15/2022 [1]	55,350,000
	Cott Beverages, Inc.
10,194,000	5.375%, 07/01/2022	10,603,813
	Cott Holdings, Inc.
14,050,000	5.500%, 04/01/2025 [1]	14,471,500
		80,425,313

Building Products: 1.7%
	Cleaver-Brooks, Inc.
46,060,000	7.875%, 03/01/2023 [1]	47,326,650
	Griffon Corp.
15,483,000	5.250%, 03/01/2022	15,715,245
35,245,000	5.250%, 03/01/2022 [1]	35,773,675
		98,815,570
Capital Markets: 1.8%
	Deutsche Bank AG
13,423,000	1.875%, 02/13/2018	13,421,361
	Donnelley Financial Solutions, Inc.
31,000,000	8.250%, 10/15/2024	33,247,500
	Oppenheimer Holdings, Inc.
59,000,000	6.750%, 07/01/2022	61,065,000
		107,733,861
Chemicals: 2.2%
	CF Industries, Inc.
2,728,000	7.125%, 05/01/2020	2,981,158
	Consolidated Energy Finance SA
24,493,000	6.750%, 10/15/2019 [1]	24,952,244
66,725,000	5.338% (3 Month LIBOR USD + 3.750%), 06/15/2022 [1,3]	66,480,863
34,500,000	6.875%, 06/15/2025 [1]	36,656,250
		131,070,515
Commercial Services & Supplies: 7.6%
	Conduent Finance, Inc. / Xerox Business Services LLC
44,500,000	10.500%, 12/15/2024 [1]	52,078,350
	GFL Environmental, Inc.
69,040,000	9.875%, 02/01/2021 [1]	72,923,500
49,000,000	5.625%, 05/01/2022 [1]	51,082,500
	Harland Clarke Holdings Corp.
59,000,000	8.375%, 08/15/2022 [1]	61,416,050
	LSC Communications, Inc.
52,380,000	8.750%, 10/15/2023 [1]	54,016,875
	Matthews International Corp.
5,000,000	5.250%, 12/01/2025 [1]	5,062,500
	Quad/Graphics, Inc.
60,733,000	7.000%, 05/01/2022	63,162,320
	R.R. Donnelley & Sons Co.
26,875,000	7.875%, 03/15/2021	28,084,375
20,440,000	8.875%, 04/15/2021	21,468,132
12,428,000	7.000%, 02/15/2022	12,894,050
20,200,000	6.500%, 11/15/2023	19,493,000
	Wrangler Buyer Corp.
10,000,000	6.000%, 10/01/2025 [1]	10,350,000
		452,031,652
Computers & Peripherals: 0.4%
	Western Digital Corp.
19,000,000	10.500%, 04/01/2024	22,063,750

Construction & Engineering: 1.8%
	Michael Baker International LLC
79,000,000	8.750%, 03/01/2023 [1]	76,630,000
	Tutor Perini Corp.
5,760,000	2.875%, 06/15/2021	6,379,200
24,000,000	6.875%, 05/01/2025 [1]	25,860,000
		108,869,200

Construction Materials: 0.7%
	Rain CII Carbon LLC / CII Carbon Corp.
26,059,000	8.250%, 01/15/2021 [1]	26,615,360
	Vulcan Materials Co.
15,000,000	2.188% (3 Month LIBOR USD + 0.600%), 06/15/2020 [3]	15,015,988
		41,631,348
Consumer Finance: 3.9%
	Ally Financial, Inc.
49,000,000	3.250%, 11/05/2018	49,183,750
66,899,000	8.000%, 12/31/2018	70,243,950
	Enova International, Inc.
48,742,000	9.750%, 06/01/2021	51,788,375
34,000,000	8.500%, 09/01/2024 [1]	35,020,000
	EZCORP, Inc.
19,135,000	2.875%, 07/01/2024 [1]	26,753,122
		232,989,197
Diversified Consumer Services: 1.8%
	Regis Corp.
107,387,000	5.500%, 12/02/2019 [1]	108,680,226

Electrical Equipment: 0.9%
	Power Solutions International, Inc.
53,000,000	6.500%, 01/01/2019 [1,2,5,6]	53,442,285

Energy Equipment & Services: 0.1%
	ION Geophysical Corp.
7,400,000	9.125%, 12/15/2021	7,307,500

Food & Staples Retailing: 6.5%
	BI-LO LLC
112,199,281	8.625% Cash or 9.375% PIK, 09/15/2018 [1]	36,464,766
	Cumberland Farms, Inc.
9,500,000	6.750%, 05/01/2025 [1]	10,093,750
	KeHE Distributors LLC
70,007,000	7.625%, 08/15/2021 [1]	70,357,035
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	198,243,548
	Tops Holding / Tops Markets II
61,582,000	9.000%, 03/15/2021 [1,2,6]	60,115,917
19,802,000	8.000%, 06/15/2022 [1,6]	10,792,090
		386,067,106
Food Products: 4.6%
	Dean Foods Co.
71,111,000	6.500%, 03/15/2023 [1]	70,933,222
	Hearthside Group Holdings LLC
66,325,000	6.500%, 05/01/2022 [1]	67,983,125
	Shearer's Foods LLC
73,934,000	9.000%, 11/01/2019 [1]	75,505,098
	Simmons Foods, Inc.
47,334,000	5.750%, 11/01/2024 [1]	47,097,330
	Tyson Foods, Inc.
10,000,000	1.891% (3 Month LIBOR USD + 0.450%), 08/21/2020 1, [3]	10,027,092
		271,545,867

Health Care Providers & Services: 2.5%
	Centene Corp.
75,508,000	5.625%, 02/15/2021	77,773,240
	CHS / Community Health Systems, Inc.
79,762,000	8.000%, 11/15/2019	67,598,295
		145,371,535
Hotels, Restaurants & Leisure: 2.3%
	Carrols Restaurant Group, Inc.
78,661,000	8.000%, 05/01/2022	83,184,008
	Ruby Tuesday, Inc.
49,560,000	7.625%, 05/15/2020	50,883,252
		134,067,260
Household Durables: 2.2%
	American Greetings Corp.
49,000,000	7.875%, 02/15/2025 [1]	53,165,000
	AV Homes, Inc.
14,500,000	6.625%, 05/15/2022	15,261,250
	The New Home Co., Inc.
57,684,000	7.250%, 04/01/2022	60,712,410
		129,138,660
Industrial Conglomerates: 1.8%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
18,000,000	4.875%, 03/15/2019	18,008,100
58,109,000	6.000%, 08/01/2020	59,797,066
18,000,000	6.250%, 02/01/2022 [1]	18,450,000
10,700,000	6.250%, 02/01/2022	10,967,500
		107,222,666
IT Services: 2.1%
	Alliance Data Systems Corp.
66,421,000	6.375%, 04/01/2020 [1]	67,164,915
10,000,000	5.375%, 08/01/2022 [1]	10,125,000
	Unisys Corp.
39,000,000	10.750%, 04/15/2022 [1]	43,777,500
		121,067,415
Leisure Products: 0.9%
	Smith & Wesson Holding Corp.
55,000,000	5.000%, 07/15/2018 [1]	54,725,000

Machinery: 2.3%
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025 [1]	67,197,790
	Tennant Co.
3,800,000	5.625%, 05/01/2025 [1]	4,009,000
	Wabash National Corp.
6,750,000	5.500%, 10/01/2025 [1]	6,817,500
	Waterjet Holdings, Inc.
55,948,000	7.625%, 02/01/2020 [1]	57,346,700
		135,370,990

Media: 1.6%
	DISH DBS Corp.
26,689,000	4.250%, 04/01/2018	26,855,806
	MDC Partners, Inc.
17,670,000	6.500%, 05/01/2024 [1]	17,846,700
	NAI Entertainment Holdings
36,163,000	5.000%, 08/01/2018 [1]	36,253,408
	Salem Media Group, Inc.
12,000,000	6.750%, 06/01/2024 [1]	12,000,000
		92,955,914
Metals & Mining: 4.5%
	AK Steel Corp.
67,400,000	7.625%, 10/01/2021	70,264,500
	Cleveland-Cliffs, Inc.
24,750,000	4.875%, 01/15/2024 [1]	24,750,000
	Coeur Mining, Inc.
31,000,000	5.875%, 06/01/2024	30,728,750
	Freeport-McMoRan, Inc.
41,892,000	2.375%, 03/15/2018	41,860,581
	Hecla Mining Co.
40,690,000	6.875%, 05/01/2021	41,859,837
	Northwest Acquisitions ULC / Dominion Finco, Inc.
9,500,000	7.125%, 11/01/2022 [1]	9,832,500
	Real Alloy Holding, Inc.
49,730,000	10.000%, 01/15/2019 [1,9]	36,054,250
	United States Steel Corp.
13,800,000	6.875%, 08/15/2025	14,473,440
		269,823,858
Oil, Gas & Consumable Fuels: 4.6%
	Calumet Specialty Products Partners L.P.
13,293,000	6.500%, 04/15/2021	13,293,000
12,014,000	7.625%, 01/15/2022	12,089,087
47,758,000	7.750%, 04/15/2023	48,235,580
	Genesis Energy L.P. / Genesis Energy Finance Corp.
66,737,000	6.750%, 08/01/2022	69,573,323
	Global Partners / GLP Finance Corp.
52,571,000	6.250%, 07/15/2022	54,279,558
	NGL Energy Partners L.P.
46,190,000	5.125%, 07/15/2019	47,113,800
27,380,000	6.875%, 10/15/2021	28,064,500
		272,648,848
Paper & Forest Products: 0.8%
	Resolute Forest Products, Inc.
44,746,000	5.875%, 05/15/2023	46,479,908

Pharmaceuticals: 1.3%
	Mallinckrodt International Finance SA
78,369,000	3.500%, 04/15/2018	78,271,039

Road & Rail: 1.2%
	Herc Rentals, Inc.
63,200,000	7.500%, 06/01/2022 [1]	68,414,000

Specialty Retail: 1.0%
	Caleres, Inc.
53,632,000	6.250%, 08/15/2023	56,782,880
	Penske Automotive Group, Inc.
2,500,000	3.750%, 08/15/2020	2,553,125
		59,336,005
Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage LLC
59,477,000	9.625%, 05/01/2019	61,201,833

Tobacco: 0.7%
	Alliance One International, Inc.
44,000,000	9.875%, 07/15/2021	40,645,000

Trading Companies & Distributors: 0.7%
	Fly Leasing Ltd.
10,000,000	5.250%, 10/15/2024	10,025,000
	Intrepid Aviation Group Holdings LLC
33,480,000	6.875%, 02/15/2019 [1]	33,396,300
		43,421,300
Total Corporate Bonds
(Cost $4,284,164,473)		4,250,280,385

Convertible Bonds: 4.3%
Auto Components: 0.3%
	Horizon Global Corp.
20,392,000	2.750%, 07/01/2022	19,219,460

Consumer Finance: 0.2%
	EZCORP, Inc.
9,150,000	2.125%, 06/15/2019	9,458,813

Electronic Equipment, Instruments & Components: 0.3%
	OSI Systems, Inc.
20,000,000	1.250%, 09/01/2022 [1]	18,100,000

Equity Real Estate Investment Trusts - REITS: 0.1%
	iStar, Inc.
4,500,000	3.125%, 09/15/2022 [1]	4,488,750

Health Care Providers & Services: 0.6%
	Aceto Corp.
42,164,000	2.000%, 11/01/2020	38,105,715

Internet Software & Services: 0.5%
	Web.com Group, Inc.
29,960,000	1.000%, 08/15/2018	29,735,300

IT Services: 0.5%
	Unisys Corp.
28,455,000	5.500%, 03/01/2021	32,385,347

Machinery: 0.9%
	Chart Industries, Inc.
16,000,000	1.000%, 11/15/2024 [1]	16,810,000
	Navistar International Corp.
34,260,000	4.500%, 10/15/2018	35,480,512
		52,290,512

Metals & Mining: 0.5%
	Cleveland-Cliffs, Inc.
27,000,000	1.500%, 01/15/2025	29,632,500

Semiconductors & Semiconductor Equipment: 0.4%
	Microchip Technology, Inc.
3,000,000	1.625%, 02/15/2027 [1]	3,530,625
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023 [1]	5,012,500
	Synaptics, Inc.
13,000,000	0.500%, 06/15/2022 [1]	12,025,000
		20,568,125
Total Convertible Bonds
(Cost $247,562,367)		253,984,522

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Date 06/10/2016, 09/19/2016) [2,6,7]	21,807,000

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		21,807,000

Total Bonds
(Cost $4,553,533,840)		4,526,071,907

Senior Corporate Notes: 0.2%
Metals & Mining: 0.2%
	Real Alloy Holding, Inc.
9,392,234	11.500%, 05/21/2018 [6,7]	9,392,234

Total Senior Corporate Notes
(Cost $9,392,234)		9,392,234

Shares
Short-Term Investments: 19.6%
Money Market Funds: 14.4%
425,921,856	Federated U.S. Treasury Cash Reserves - Class I, 1.043% [4]	425,921,856
425,921,856	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 1.145% [4]	425,921,856
		851,843,712
Total Money Market Funds
(Cost $851,843,712)		851,843,712

Principal
Commercial Paper: 2.7%
Chemicals: 0.4%
$25,000,000	Dow Chemical Co.
	1.933%, 01/16/2018 [8]	24,978,588
Electric Utilities: 1.3%
	AVANGRID, Inc.
25,000,000	2.083%, 01/22/2018 1, [8]	24,971,183
	Berkshire Hathaway Energy
50,000,000	1.961%, 01/31/2018 [1,8]	49,919,471
		74,890,654

Food Products: 0.8%
	Tyson Foods, Inc.
45,000,000	1.903%, 01/29/2018 1, [8]	44,931,955

Media 0.2%
	CBS Corp.
14,000,000	1.902%, 01/19/2018 [1,8]	13,985,945

Total Commercial Paper
(Cost $158,791,763)		158,787,142

United States Government Securities 2.5%
	United States Treasury Bills
150,000,000	1.246%, 01/25/2018 [8]	149,882,604

Total United States Government Securities
(Cost $149,875,500)		149,882,604

Total Short-Term Investments
(Cost $1,160,510,975)		1,160,513,458

Total Investments in Securities: 98.6%
(Cost $5,811,437,049)		5,833,719,504
Other Assets in Excess of Liabilities: 1.4%		80,689,714
Total Net Assets: 100.0%		$5,914,409,218

LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-kind. Represents the security may pay interest in additional par.
^	Does not round to 0.1%
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of December 31, 2017, the value of these securities was $2,372,351,556 or 40.1% of net assets.

[2]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2017.
[4]	Annualized seven-day yield as of December 31, 2017.
[5]	Step-up bond; rate shown is the rate in effect on December 31, 2017.
[6]	All or a portion of this security is considered illiquid. As of December 31, 2017, the value of illiquid securities was $260,147,535 or 4.4% of net assets.
[7]	Security considered restricted. As of December 31, 2017, the value of the security was $31,199,234 or 0.5% of net assets.
[8]	Rate represents the yield to maturity from purchase price.
[9]	Security is in default.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks^*	$–	$67,426,905	$70,315,000	$137,741,905
Corporate Bonds^*	–	4,068,588,940	181,691,445	4,250,280,385
Convertible Bonds^	–	253,984,522	–	253,984,522
Private Mortgage Backed Obligations*	–	–	21,807,000	21,807,000
Senior Corporate Notes*	–	–	9,392,234	9,392,234
Short-Term Investments^	851,843,712	308,669,746	–	1,160,513,458
Total Assets:	$851,843,712	$4,698,670,113	$283,205,679	$5,833,719,504

^See Schedule of Investments for industry breakouts.
* See Schedule of Investments for disclosure of Level 3 securities.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Senior Corporate Notes	Total
Balance as of March 31, 2017	$50,225,000	$140,193,182	$21,807,000	$-	$212,225,182
Accrued discounts/premiums	-	35,003	-	-	35,003
Realized gain (loss)	-	724,196	-	-	724,196
Change in unrealized appreciation /depreciation	20,090,000	(1,423,716)	-	-	18,666,284
Purchases	-	61,164,806	-	9,392,234	70,557,040
Sales/dispositions	-	(19,002,026)	-	-	(19,002,026)
Transfer in and/or out of Level 3	-	-	-	-	-
Balance as of December 31, 2017	$70,315,000	$181,691,445	$21,807,000	$9,392,234	$283,205,679

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2017	$20,090,000	$(1,562,947)	$-	$-	$18,527,053

Type of Security	Fair Value at 12/31/2017	Valuation Techniques	Unobservable Input	Input Value(s)
Convertible Preferred Stocks	$ 70,315,000	Convertible Valuation Model	Single Broker Quote	$ 143.50
Corporate Bonds	181,691,445	Comparable Securities	Adjusment to yield	38 bps - 306 bps
Private Mortgage Backed Obligations	21,807,000	Issue Price	Market Data	$ 100.00
Senior Corporate Notes	9,392,234	Issue Price	Market Data	$ 100.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

Osterweis Strategic Income Fund
	Issuer	Share/Par Balance December 31, 2017	Value March 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Accrued Discounts/Premiums	Value December 31, 2017	Dividend and Interest Income
	A.M. Castle & Co.1*	-	$ 674,136	$ 963,090	$ 6,087,037	$ (1,441,010)	$ 5,890,821	$ -	$ -	$ -
	A.M. Castle & Co.1*	-	-	5,062,466	100,734	(4,961,732)	-	-	-	-
	A.M. Castle & Co., 12.750%, 12/15/2018 [2]	-	35,527,321	-	35,183,064	(20,680,808)	20,349,319	(12,768)	$ -	-
						$ (27,083,550)	$ 26,240,140	$ (12,768)	$ -	$ -
*	Exchange offer, effective 09/11/2017.
[1]	Common Stock
[2]	Corporate Bond

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
Common Stocks: 49.3%
Aerospace & Defense: 1.5%
9,325	Boeing Co.	$2,750,036

Banks: 1.2%
20,800	JPMorgan Chase & Co.	2,224,352

Beverages: 1.1%
13,810	Diageo Plc - ADR	2,016,674

Capital Markets: 1.3%
56,555	Brookfield Asset Management, Inc.	2,462,405

Chemicals: 3.7%
42,560	CF Industries Holdings, Inc.	1,810,503
25,705	DowDuPont, Inc.	1,830,710
61,510	RPM International, Inc.	3,224,354
		6,865,567

Commercial Services & Supplies: 0.9%
72,320	Advanced Disposal Services, Inc. [1]	1,731,341

Containers & Packaging: 1.6%
51,095	Berry Plastics Group, Inc. [1]	2,997,744

Diversified Consumer Services: 1.4%
49,735	ServiceMaster Global Holdings, Inc. [1]	2,549,913

Electric Utilities: 1.5%
17,580	NextEra Energy, Inc.	2,745,820

Energy Equipment & Services: 1.2%
46,745	Halliburton Co.	2,284,428

Equity Real Estate Investment Trusts - REITS: 1.8%
30,535	Crown Castle International Corp.	3,389,690

Food & Staples Retailing: 2.0%
114,615	US Foods Holding Corp. [1]	3,659,657

Health Care Equipment & Supplies: 4.2%
32,370	Danaher Corp.	3,004,583
51,745	Hologic, Inc. [1]	2,212,099
10,350	Teleflex, Inc.	2,575,287
		7,791,969

Hotels, Restaurants & Leisure: 0.9%
29,625	Starbucks Corp.	1,701,364

Insurance: 2.0%
25,120	Chubb Ltd.	3,670,785

Internet Software & Services: 4.8%
5,856	Alphabet, Inc. - Class C [1]	6,127,719
15,440	Facebook, Inc. [1]	2,724,542
		8,852,261

Machinery: 1.8%
46,735	Pentair Plc	3,300,426

Media: 2.1%
11,481	Charter Communications, Inc. - Class A [1]	3,857,157

Mortgage Real Estate Investment Trusts - REITS: 2.4%
89,235	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,146,994
112,890	VICI Properties, Inc. [1]	2,314,245
		4,461,239

Pharmaceuticals: 5.4%
125,280	Bayer AG - ADR	3,894,955
16,170	Johnson & Johnson	2,259,273
46,920	Novartis AG - ADR	3,939,403
		10,093,631

Professional Services: 1.2%
50,385	IHS Markit Ltd. [1]	2,274,883

Semiconductors & Semiconductor Equipment: 2.4%
58,455	Intel Corp.	2,698,283
19,065	Microchip Technology, Inc.	1,675,432
		4,373,715

Software: 1.4%
29,260	Microsoft Corp.	2,502,900

Trading Companies & Distributors: 1.5%
57,230	Air Lease Corp.	2,752,191

Total Common Stocks
(Cost $68,601,440)		91,310,148

Convertible Preferred Stocks: 3.0%
Machinery: 0.9%
10,000	Blue Bird Corp., 7.625% [2]	1,728,895

Pharmaceuticals: 1.3%
4,123	Allergan Plc, 5.500%	2,417,109

Road & Rail: 0.8%
10,000	Daseke, Inc., 7.625% [2,5]	1,435,000

Total Convertible Preferred Stocks
(Cost $4,970,065)		5,581,004

Partnerships & Trusts: 6.1%
Hotels, Restaurants & Leisure: 1.9%
55,070	Cedar Fair L.P.	3,578,999

Oil, Gas & Consumable Fuels: 4.2%
42,935	Antero Midstream Partners L.P.	1,246,832
176,520	Enterprise Products Partners L.P.	4,679,545
25,775	Magellan Midstream Partners L.P.	1,828,479
		7,754,856

Total Partnerships & Trusts
(Cost $8,500,028)		11,333,855

Principal Amount
Bonds: 37.5%
Corporate Bonds: 34.4%
Aerospace & Defense: 1.6%
	ADS Tactical, Inc.
$1,484,000	9.000%, 12/31/2022 [2,5,6]	1,490,942
	Kratos Defense & Security Solutions, Inc.
1,000,000	6.500%, 11/30/2025 [2]	1,041,250
	TransDigm, Inc.
500,000	5.500%, 10/15/2020	506,875
		3,039,067
Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
500,000	6.125%, 09/01/2023 [2]	530,625

Airlines: 0.3%
	Allegiant Travel Co.
500,000	5.500%, 07/15/2019	515,625

Beverages: 1.0%
	Beverages & More, Inc.
1,000,000	11.500%, 06/15/2022 [2]	922,500
	Cott Beverages, Inc.
250,000	5.375%, 07/01/2022	260,050
	Cott Holdings, Inc.
700,000	5.500%, 04/01/2025 [2]	721,000
		1,903,550
Building Products: 0.8%
	Cleaver-Brooks, Inc.
500,000	7.875%, 03/01/2023 [2]	513,750
	Griffon Corp.
1,000,000	5.250%, 03/01/2022	1,015,000
		1,528,750
Capital Markets: 1.1%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	1,072,500
	Oppenheimer Holdings, Inc.
1,000,000	6.750%, 07/01/2022	1,035,000
		2,107,500

Chemicals: 0.6%
	CF Industries, Inc.
118,000	7.125%, 05/01/2020	128,950
	Consolidated Energy Finance SA
500,000	6.750%, 10/15/2019 [2]	509,375
500,000	5.338% (3 Month LIBOR USD + 3.750%), 06/15/2022 [2,3]	498,171
		1,136,496
Commercial Services & Supplies: 3.4%
	Conduent Finance, Inc. / Xerox Business Services LLC
500,000	10.500%, 12/15/2024 [2]	585,150
	GFL Environmental, Inc.
500,000	9.875%, 02/01/2021 [2]	528,125
1,000,000	5.625%, 05/01/2022 [2]	1,042,500
	Harland Clarke Holdings Corp.
1,000,000	8.375%, 08/15/2022 [2]	1,040,950
	LSC Communications, Inc.
1,000,000	8.750%, 10/15/2023 [2]	1,031,250
	Quad/Graphics, Inc.
1,000,000	7.000%, 05/01/2022	1,040,000
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	262,575
676,000	7.000%, 02/15/2022	701,350
		6,231,900
Computers & Peripherals: 0.6%
	Western Digital Corp.
1,000,000	10.500%, 04/01/2024	1,161,250

Construction & Engineering: 1.3%
	Michael Baker International LLC
1,000,000	8.750%, 03/01/2023 [2]	970,000
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	276,875
1,000,000	6.875%, 05/01/2025 [2]	1,077,500
		2,324,375
Construction Materials: 0.5%
	Rain CII Carbon LLC / CII Carbon Corp.
900,000	8.250%, 01/15/2021 [2]	919,215

Consumer Finance: 0.7%
	Enova International, Inc.
345,000	9.750%, 06/01/2021	366,562
	EZCORP, Inc.
700,000	2.875%, 07/01/2024 [2]	978,688
		1,345,250
Diversified Consumer Services: 1.1%
	Regis Corp.
2,000,000	5.500%, 12/02/2019 [2]	2,024,085

Electrical Equipment: 1.1%
	Power Solutions International, Inc.
2,000,000	6.500%, 01/01/2019 [2,5,6,7]	2,016,690

Food & Staples Retailing: 3.5%
	BI-LO LLC
341,406	8.625% Cash or 9.375% PIK, 09/15/2018 [2,6]	110,957
	Cumberland Farms, Inc.
500,000	6.750%, 05/01/2025 [2]	531,250
	KeHE Distributors LLC
2,000,000	7.625%, 08/15/2021 [2]	2,010,000
	Rite Aid Corp.
1,500,000	9.250%, 03/15/2020	1,524,075
	Tops Holding / Tops Markets II
2,292,000	9.000%, 03/15/2021 [2,5,6]	2,237,434
		6,413,716
Food Products: 1.7%
	Dean Foods Co.
600,000	6.500%, 03/15/2023 [2]	598,500
	Hearthside Group Holdings LLC
938,000	6.500%, 05/01/2022 [2]	961,450
	Shearer's Foods LLC
1,500,000	9.000%, 11/01/2019 [2]	1,531,875
		3,091,825
Health Care Providers & Services: 0.6%
	Centene Corp.
1,000,000	5.625%, 02/15/2021	1,030,000
	CHS / Community Health Systems, Inc.
200,000	8.000%, 11/15/2019	169,500
		1,199,500
Hotels, Restaurants & Leisure: 0.6%
	Carrols Restaurant Group, Inc.
750,000	8.000%, 05/01/2022	793,125
	Ruby Tuesday, Inc.
300,000	7.625%, 05/15/2020	308,010
		1,101,135
Household Durables: 1.2%
	American Greetings Corp.
1,000,000	7.875%, 02/15/2025 [2]	1,085,000
	AV Homes, Inc.
500,000	6.625%, 05/15/2022	526,250
	New Home Co., Inc.
500,000	7.250%, 04/01/2022	526,250
		2,137,500
Industrial Conglomerates: 0.5%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
900,000	6.000%, 08/01/2020	926,145

IT Services: 1.2%
	Alliance Data Systems Corp.
1,000,000	6.375%, 04/01/2020 [2]	1,011,200
	Unisys Corp.
1,000,000	10.750%, 04/15/2022 [2]	1,122,500
		2,133,700
Leisure Products: 0.5%
	Smith & Wesson Holding Corp.
1,000,000	5.000%, 07/15/2018 [2]	995,000

Machinery: 1.3%
	Navistar International Corp.
750,000	6.625%, 11/01/2025 [2]	784,410
	Waterjet Holdings, Inc.
1,500,000	7.625%, 02/01/2020 [2]	1,537,500
		2,321,910
Media: 1.1%
	MDC Partners, Inc.
1,500,000	6.500%, 05/01/2024 [2]	1,515,000
	Salem Media Group, Inc.
500,000	6.750%, 06/01/2024 [2]	500,000
		2,015,000
Metals & Mining: 2.0%
	AK Steel Corp.
500,000	7.625%, 10/01/2021	521,250
	Cleveland-Cliffs, Inc.
250,000	4.875%, 01/15/2024 [2]	250,000
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024	495,625
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	1,028,750
	Northwest Acquisitions ULC / Dominion Finco, Inc.
500,000	7.125%, 11/01/2022 [2]	517,500
	Real Alloy Holding, Inc.
1,000,000	10.000%, 01/15/2019 [2,9]	725,000
	United States Steel Corp.
200,000	6.875%, 08/15/2025	209,760
		3,747,885

Oil, Gas & Consumable Fuels: 3.0%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	100,000
1,400,000	7.625%, 01/15/2022	1,408,750
	Genesis Energy L.P. / Genesis Energy Finance Corp.
1,250,000	6.750%, 08/01/2022	1,303,125
	Global Partners / GLP Finance Corp.
1,500,000	6.250%, 07/15/2022	1,548,750
	NGL Energy Partners L.P.
750,000	5.125%, 07/15/2019	765,000
500,000	6.875%, 10/15/2021	512,500
		5,638,125
Paper & Forest Products: 0.3%
	Resolute Forest Products, Inc.
500,000	5.875%, 05/15/2023	519,375

Pharmaceuticals: 0.3%
	Mallinckrodt International Finance SA
500,000	3.500%, 04/15/2018	499,375

Road & Rail: 0.5%
	Herc Rentals, Inc.
800,000	7.500%, 06/01/2022 [2]	866,000

Specialty Retail: 0.7%
	Caleres, Inc.
1,300,000	6.250%, 08/15/2023	1,376,375

Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage LLC
750,000	9.625%, 05/01/2019	771,750

Tobacco: 0.5%
	Alliance One International, Inc.
1,000,000	9.875%, 07/15/2021	923,750

Trading Companies & Distributors: 0.1%
	Intrepid Aviation Group Holdings LLC
200,000	6.875%, 02/15/2019 [2]	199,500

Total Corporate Bonds
(Cost $61,979,659)		63,661,944

Convertible Bonds: 2.7%
Auto Components: 0.5%
	Horizon Global Corp.
1,000,000	2.750%, 07/01/2022	942,500

Consumer Finance: 0.2%
	EZCORP, Inc.
350,000	2.125%, 06/15/2019	361,812

Electronic Equipment, Instruments & Components: 0.1%
	OSI Systems, Inc.
250,000	1.250%, 09/01/2022 [2]	226,250

Health Care Providers & Services: 0.6%
	Aceto Corp.
1,250,000	2.000%, 11/01/2020	1,129,687

IT Services: 0.7%
	Unisys Corp.
1,100,000	5.500%, 03/01/2021	1,251,938

Machinery: 0.1%
	Navistar International Corp.
100,000	4.500%, 10/15/2018	103,563

Metals & Mining: 0.3%
	Cleveland-Cliffs, Inc.
500,000	1.500%, 01/15/2025	548,750

Semiconductors & Semiconductor Equipment: 0.2%
	Synaptics, Inc.
500,000	0.500%, 06/15/2022 [2]	462,500

Total Convertible Bonds
(Cost $4,944,390)		5,027,000

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition Date 06/10/2016, 09/19/2016) [5,6,8]	642,000

Total Private Mortgage Backed Obligations
(Cost $642,000)	642,000

Total Bonds
(Cost $67,566,049)	69,330,944

Senior Corporate Notes: 0.1%
Metals & Mining: 0.1%
Real Alloy Holding, Inc.
188,865	11.500%, 05/21/2018 [6,8]	188,865

Total Senior Corporate Notes	188,865
(Cost $188,865)

Shares
Short-Term Investments: 2.1%
3,978,402	Federated U.S. Treasury Cash Reserves - Class I, 1.043% [4]	3,978,402

Total Short-Term Investments
(Cost $3,978,402)	3,978,402

Total Investments in Securities: 98.1%
(Cost $153,804,849)	181,723,218
Other Assets in Excess of Liabilities: 1.9%	3,587,267
Total Net Assets: 100.0%	$185,310,485

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-kind. Represents the security may pay interest in additional par
REITS -	Real Estate Investment Trusts
USD -	United States Dollar
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of December 31, 2017, the value of these securities was $41,384,487, or 22.3% of net assets.

[3]	Variable rate security; rate shown is the rate in effect on December 31, 2017.
[4]	Annualized seven-day yield as of December 31, 2017.
[5]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[6]	All or a portion of this security is considered illiquid. As of December 31, 2017, the value of illiquid securities was $6.686,888 or 3.6% of net assets.
[7]	Step-up bond; rate shown is the rate in effect on December 31, 2017.
[8]	Security considered restricted. As of December 31, 2017, the value of the security was $830,865 or 0.4% of net assets.
[9]	Security is in default.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$91,310,148	$–	$–	$91,310,148
Convertible Preferred Stocks^*	2,417,109	1,728,895	1,435,000	5,581,004
Partnerships & Trusts^	11,333,855	–	–	11,333,855
Corporate Bonds^*	–	57,916,878	5,745,066	63,661,944
Convertible Bonds^	–	5,027,000	–	5,027,000
Private Mortgage Backed Obligations*	–	–	642,000	642,000
Senior Corporate Notes*	–	–	188,865	188,865
Short-Term Investments	3,978,402	–	–	3,978,402
Total Assets:	$109,039,514	$64,672,773	$8,010,931	$181,723,218

^See Schedule of Investments for industry breakouts.
* See Schedule of Investments for disclosure of Level 3 securities.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Senior Corporate Notes	Total
Balance as of March 31, 2017	$1,025,000	$3,756,839	$642,000	$-	$5,423,839
Accrued discounts/premiums	-	586	-	-	586
Realized gain (loss)	-	9,204	-	-	9,204
Change in unrealized appreciation /depreciation	410,000	(57,448)	-	-	352,552
Purchases	-	2,284,442	-	188,865	2,473,307
Sales/dispositions	-	(248,557)	-	-	(248,557)
Transfer in and/or out of Level 3	-	-	-	-	-
Balance as of December 31, 2017	$1,435,000	$5,745,066	$642,000	$188,865	$8,010,931

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2017	$410,000	$(59,211)	$-	$-	$350,789

Type of Security	Fair Value at 12/31/2017	Valuation Techniques	Unobservable Input	Input Value(s)
Convertible Preferred Stocks	$ 1,435,000	Convertible Valuation Model	Single Broker Quote	$ 143.50
Corporate Bonds	5,745,066	Comparable Securities	Adjustment to yield	38 bps - 306 bps
Private Mortgage Backed Obligations	642,000	Issue Price	Market Data	$ 100.00
Senior Corporate Notes	188,865	Issue Price	Market Data	$ 100.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares		Value
Common Stocks: 88.7%
Aerospace & Defense: 2.9%
157,115	Kratos Defense & Security Solutions, Inc. [1]	$1,663,848

Biotechnology: 5.8%
12,639	Ligand Pharmaceuticals, Inc. [1]	1,730,658
28,295	Sarepta Therapeutics, Inc. [1]	1,574,334
		3,304,992

Building Products: 2.1%
11,170	Trex Co., Inc. [1]	1,210,716

Construction Materials: 1.5%
27,105	Summit Materials, Inc. [1]	852,181

Consumer Finance: 2.3%
39,870	PRA Group, Inc. [1]	1,323,684

Health Care Equipment & Supplies: 9.3%
3,720	Align Technology, Inc. [1]	826,547
9,928	Inogen, Inc. [1]	1,182,226
17,825	iRhythm Technologies, Inc. [1]	999,091
89,845	OraSure Technologies, Inc. [1]	1,694,477
19,080	Tactile Systems Technology, Inc. [1]	552,938
		5,255,279

Health Care Providers & Services: 4.1%
50,780	PetIQ, Inc. [1]	1,109,035
33,680	Tivity Health, Inc. [1]	1,231,004
		2,340,039

Health Care Technology: 1.7%
28,195	Teladoc, Inc. [1]	982,596

Hotels, Restaurants & Leisure: 5.8%
24,969	Dave & Buster's Entertainment, Inc. - Class A [1]	1,377,540
55,465	Planet Fitness, Inc. [1]	1,920,753
		3,298,293

Household Durables: 2.7%
9,921	Cavco Industries, Inc. [1]	1,513,945

Insurance: 2.0%
25,615	Kinsale Capital Group, Inc.	1,152,675

Internet Software & Services: 24.7%
13,655	2U, Inc. [1]	880,884
36,105	Alarm.com Holdings, Inc. [1]	1,362,964
55,045	Box, Inc. [1]	1,162,550
64,236	CommerceHub, Inc. - Class A [1]	1,412,550
84,670	Etsy, Inc. [1]	1,731,502
40,012	GTT Communications, Inc. [1]	1,878,563
64,375	Hortonworks, Inc. [1]	1,294,581
17,460	New Relic, Inc. [1]	1,008,664
44,275	Nutanix, Inc. [1]	1,562,022
14,645	Q2 Holdings, Inc. [1]	539,668
28,459	Zillow Group, Inc. - Class A [1]	1,159,420
		13,993,368

IT Services: 1.2%
19,373	Square, Inc. - Class A [1]	671,662

Life Sciences Tools & Services: 3.6%
15,710	Bio-Techne Corp.	2,035,230

Semiconductors & Semiconductor Equipment: 4.5%
39,232	Inphi Corp. [1]	1,435,891
32,820	Tower Semiconductor Ltd. [1]	1,118,506
		2,554,397

Software: 4.5%
68,095	Rapid7, Inc. [1]	1,270,653
11,530	Take-Two Interactive Software, Inc. [1]	1,265,763
		2,536,416

Thrifts & Mortgage Finance: 5.5%
45,450	BofI Holding, Inc. [1]	1,358,955
5,127	LendingTree, Inc. [1]	1,745,487
		3,104,442

Trading Companies & Distributors: 2.1%
46,500	BMC Stock Holdings, Inc. [1]	1,176,450

Wireless Telecommunication Services: 2.4%
58,915	Boingo Wireless, Inc. [1]	1,325,588

Total Common Stocks
(Cost $42,885,939)		50,295,801

Short-Term Investments: 11.2%
6,324,357	Federated U.S. Treasury Cash Reserves - Class I, 1.043% [2]	6,324,357

Total Short-Term Investments
(Cost $6,324,357)		6,324,357

Total Investments in Securities: 99.9%
(Cost $49,210,296)		56,620,158
Other Assets in Excess of Liabilities: 0.1%		40,801
Total Net Assets: 100.0%		$56,660,959

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$50,295,801	$–	$–	$50,295,801
Short-Term Investments	6,324,357	–	–	6,324,357
Total Assets:	$56,620,158	$–	$–	$56,620,158

^See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Principal Amount		Value
Bonds: 99.2%
Corporate Bonds: 19.9%
Banks: 9.2%
	Bank of America Corp.
$1,000,000	4.200%, 08/26/2024	$1,053,987
	Citigroup, Inc.
750,000	2.750%, 04/25/2022	749,239
	Cooperatieve Rabobank UA
750,000	4.625%, 12/01/2023	805,007
	HSBC Holdings Plc
1,000,000	4.375%, 11/23/2026	1,045,940
	JPMorgan Chase & Co.
500,000	3.220% (3 Month LIBOR USD + 1.160%), 03/01/2025 [1]	504,319
2,835,000	7.900% (3 Month LIBOR USD + 3.470%), 04/30/2018 [1,3]	2,873,981
	National Australia Bank Ltd.
500,000	2.500%, 05/22/2022	496,416
1,000,000	3.375%, 01/14/2026	1,016,111
	Wells Fargo & Co.
1,000,000	4.100%, 06/03/2026	1,049,742
		9,594,742
Biotechnology: 1.4%
	Amgen, Inc.
500,000	1.900%, 05/10/2019	498,554
1,000,000	2.650%, 05/11/2022	998,329
		1,496,883
Capital Markets: 3.3%
	Goldman Sachs Group, Inc.
1,383,000	5.950%, 01/15/2027	1,618,474
	Moody's Corp.
500,000	2.625%, 01/15/2023 [2]	496,588
	Morgan Stanley
500,000	2.750%, 05/19/2022	498,471
750,000	4.350%, 09/08/2026	787,315
		3,400,848
Computers & Peripherals: 1.9%
	Apple, Inc.
1,500,000	3.200%, 05/11/2027	1,520,843
500,000	2.900%, 09/12/2027	494,699
		2,015,542
Diversified Telecommunication Services: 1.4%
	AT&T, Inc.
1,500,000	2.850%, 02/14/2023	1,507,703

Industrial Conglomerates: 0.2%
	Siemens Financieringsmaatschappij NV
250,000	2.700%, 03/16/2022 [2]	251,617

Insurance: 0.7%
	New York Life Global Funding
750,000	2.000%, 04/09/2020 [2]	745,474

Leisure Products: 0.1%
	Brunswick Corp.
125,000	4.625%, 05/15/2021 [2]	127,070

Oil, Gas & Consumable Fuels: 1.0%
	BP Capital Markets Plc
1,000,000	2.520%, 09/19/2022	995,688

Semiconductors & Semiconductor Equipment: 0.2%
	Applied Materials, Inc.
250,000	3.300%, 04/01/2027	254,570

Specialty Retail: 0.5%
	The Home Depot, Inc.
500,000	2.800%, 09/14/2027	492,506

Total Corporate Bonds
(Cost $20,928,308)		20,882,643

Mortgage Backed Securities: 65.5%
	Federal Home Loan Mortgage Corporation Gold Pool: 6.6%
	FG Q30868
1,202,446	3.500%, 01/01/2045	1,237,069
	FG G08775
5,365,311	4.000%, 08/01/2047	5,613,715
		6,850,784

	Federal Home Loan Mortgage Corporation REMICS: 6.5%
	Series FHR 2512 SI
2,074,864	6.023% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,6]	228,607
	Series FHR 3941 IA
8,759,824	3.000%, 10/15/2025	347,096
	Series FHR 4216 EI
1,138,854	3.000%, 06/15/2028	111,995
	Series FHR 3114 TS
3,632,485	5.173% (1 Month LIBOR USD + 6.650%), 09/15/2030 [1,6]	458,191
	Series FHR 4341 MI
3,653,419	4.000%, 11/15/2031	530,988
	Series FHR 4093 IB
4,232,242	4.000%, 08/15/2032	639,642
	Series FHR 4114 MI
5,263,040	3.500%, 10/15/2032	743,478
	Series FHR 3171 OJ
997,555	0.000%, 06/15/2036 [5]	814,201
	Series FHR 3339 JS
75,838	33.234% (1 Month LIBOR USD + 42.840%), 07/15/2037 [1]	138,942
	Series FHR 4073 MS
10,846,219	4.573% (1 Month LIBOR USD + 6.050%), 08/15/2039 [1,6]	811,908

	Series FHR 4121 IM
8,996,439	4.000%, 10/15/2039	1,058,216
	Series FHR 4074 JS
759,373	5.223% (1 Month LIBOR USD + 6.700%), 01/15/2041 [1,6]	124,661
	Series FHR 4076 LF
617,813	1.777% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	616,371
	Series FHR 4495 PI
788,758	4.000%, 09/15/2043	128,345
		6,752,641

	Federal Home Loan Mortgage Corporation Strips: 1.7%
	Series FHS 288 IO
4,617,971	3.000%, 10/15/2027	425,826
	Series FHS 237 S34
915,185	6.023% (1 Month LIBOR USD + 7.500%), 05/15/2036 [1,6]	171,993
	Series FHS 264 F1
277,002	2.027% (1 Month LIBOR USD + 0.550%), 07/15/2042 [1]	280,105
	Series FHS 272 F2
881,885	2.027% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	891,714
		1,769,638

	Federal National Mortgage Association Interest Strips: 0.8%
	Pool FNS 421 C4
7,280,587	4.500%, 01/25/2030	815,422
	Pool FNS 421 C3
329,371	4.000%, 07/25/2030	42,130
		857,552

	Federal National Mortgage Association Pool: 41.7%
	FN AL2519
1,877,627	4.500%, 07/01/2040	2,026,879
	FN AS5460
4,015,376	3.500%, 07/01/2045	4,126,127
	FN AS6520
3,963,867	3.500%, 01/01/2046	4,073,197
	FN BA3381
3,267,300	3.000%, 10/01/2046	3,274,073
	FN MA2974
2,367,854	4.500%, 04/01/2047	2,522,491
	FN MA3106
2,942,401	3.000%, 08/01/2047	2,944,817
	FN MA3088
4,837,629	4.000%, 08/01/2047	5,065,704
	FN MA3101
3,865,463	4.500%, 08/01/2047	4,121,745
	FN MA3121
5,380,762	4.000%, 09/01/2047	5,634,724
	FN MA3149
4,931,203	4.000%, 10/01/2047	5,164,207
4,500,000	3.500%, 01/01/2048	4,624,483
		43,578,447

	Federal National Mortgage Association REMICS: 3.5%
	Series FNR 2003-64 HQ
37,966	5.000%, 07/25/2023	39,789
	Series FNR 1996-45 SI
1,070,414	5.698% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,6]	123,143
	Series FNR 1997-65 SI
1,408,252	6.509% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,6]	242,096
	Series FNR 2013-29 BI
13,083,244	2.500%, 04/25/2028	1,113,548
	Series FNR 2015-34 AI
12,498,767	4.500%, 06/25/2030	940,273
	Series FNR 2014-81 TI
1,204,108	4.500%, 12/25/2034	179,223
	Series FNR 2010-63 SA
3,907,565	4.948% (1 Month LIBOR USD + 6.500%), 06/25/2040 [1,6]	588,609
	Series FNR 2014-37 PI
2,459,784	5.500%, 06/25/2044	466,185
		3,692,866

	Government National Mortgage Association: 4.7%
	Series GNR 2010-67 VI
1,366,753	5.000%, 05/20/2021	111,275
	Series GNR 2014-74 GI
832,504	4.000%, 05/16/2029	82,706
	Series GNR 2004-40 SB
4,525,738	5.059% (1 Month LIBOR USD + 6.550%), 05/16/2034 [1,6]	609,786
	Series GNR 2010-47 BX
695,344	5.059% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,6]	110,801
	Series GNR 2007-6 SA
3,896,802	5.849% (1 Month LIBOR USD + 7.350%), 02/20/2037 [1,6]	679,538
	Series GNR 2007-9 BI
3,433,804	5.319% (1 Month LIBOR USD + 6.820%), 03/20/2037 [1,6]	588,124
	Series GNR 2007-42 SC
4,879,080	5.249% (1 Month LIBOR USD + 6.750%), 07/20/2037 [1,6]	798,876
	Series GNR 2007-57 QA
2,117,294	4.999% (1 Month LIBOR USD + 6.500%), 10/20/2037 [1,6]	333,189
	Series GNR 2010-105 CS
5,726,665	5.149% (1 Month LIBOR USD + 6.650%), 04/20/2039 [1,6]	293,356
	Series GNR 2016-117 GI
9,023,653	3.500%, 08/20/2046	1,340,402
		4,948,053
Total Mortgage Backed Securities
(Cost $69,299,169)		68,449,981

United States Government Securities: 13.8%
	United States Treasury Inflation Indexed Bonds
2,042,260	0.375%, 01/15/2027	2,028,352
3,065,490	0.875%, 02/15/2047	3,188,441
		5,216,793
	United States Treasury Notes/Bonds
2,200,000	1.250%, 11/30/2018	2,189,472
2,000,000	1.750%, 11/30/2021	1,972,383

2,000,000	1.875%, 07/31/2022	1,973,164
1,500,000	3.000%, 05/15/2042	1,579,219
1,500,000	2.750%, 11/15/2047	1,502,695
		9,216,933
Total United States Government Securities
(Cost $14,303,540)		14,433,726

Total Bonds
(Cost $104,531,017)		103,766,350

Shares
Short-Term Investments: 0.3%
285,911	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.195% [4]	285,911

Total Short-Term Investments
(Cost $285,911)		285,911

Total Investments in Securities: 99.5%
(Cost $104,816,928)		104,052,261
Other Assets in Excess of Liabilities: 0.5%		518,803
Total Net Assets: 100.0%		$104,571,064

LIBOR -	London Interbank Offered Rate
USD -	United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2017.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of December 31, 2017, the value of these securities was $1,620,749 or 1.5% of net assets.

[3]	Perpetual call date security. Date shown is next call date
[4]	Annualized seven-day yield as of December 31, 2017.
[5]	Zero coupon security.
[6]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

SCHEDULE OF FUTURES CONTRACTS at December 31, 2017

The Fund had the following futures contracts outstanding with Credit Suisse.

Short Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
US Long Bond CBT (3/2018)	40	$(6,120,000)	$(10,625)
US 10 Year Ultra Future (3/2018)	25	(3,339,063)	(8,203)
		$(9,459,063)	$(18,828)

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Osterweis Total Return Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds^	$–	$20,882,643	$–	$20,882,643
Mortgage Backed Securities	–	68,449,981	–	68,449,981
United States Government Securities#	–	14,433,726	–	14,433,726
Short-Term Investments	285,911	–	–	285,911
Total Assets:	$285,911	$103,766,350	$–	$104,052,261

Other Financial Instruments*:
Interest Rate Contracts - Futures	$(18,828)	$–	$–	$(18,828)
Total Other Financial Instruments	$(18,828)	$–	$–	$(18,828)

^See Schedule of Investments for industry breakouts.
# See Schedule of Investments for security type breakouts.
* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Fair values of derivative instruments as of December 31, 2017 (Unaudited)

	Asset Derivatives as of December 31, 2017		Liability Derivatives as of December 31, 2017

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	None	$ -	Variation Margin Payable	$ 18,828

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2017:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Variation Margin on Futures	$ -	$ -	$ -	$ -	$ -	$ -
Liabilities
Variation Margin on Futures	$ 18,828	$ -	$ 18,828	$ -	$ 18,828	$ -
Total	$ 18,828	$ -	$ 18,828	$ -	$ 18,828	$ -

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                       February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                      February 27, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                              Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                      February 27, 2018

* Print the name and title of each signing officer under his or her signature.